Debt (Maturities of Debt) (Details) - USD ($) $ in Millions	Jan. 23, 2016	Jul. 25, 2015
Debt Disclosure [Abstract]
2016 (remaining six months)	$ 9.0
2017	54.0
2018	90.0
2019	90.0
2020	90.0
Thereafter	1,402.0
Long-term debt	$ 1,735.0	$ 116.0